Other Intangible Assets, net and Goodwill - Intangible Assets by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 11,680,513	$ 8,153,014
Finite-lived intangible assets, Accumulated Amortization	(1,449,476)	(943,909)
Finite-lived intangible assets, Net	10,231,037	7,209,105
Indefinite-lived intangible assets	161,317
Total intangible assets, Gross	11,841,830	8,314,259
Total intangible assets, Net	10,392,354	7,370,350
Trade names
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets	161,317	161,245
Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	8,279,079	5,598,175
Finite-lived intangible assets, Accumulated Amortization	(514,828)	(261,350)
Finite-lived intangible assets, Net	7,764,251	5,336,825
Databases and content
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	2,577,131	1,848,041
Finite-lived intangible assets, Accumulated Amortization	(590,998)	(464,683)
Finite-lived intangible assets, Net	1,986,133	1,383,358
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	733,106	658,976
Finite-lived intangible assets, Accumulated Amortization	(320,096)	(209,611)
Finite-lived intangible assets, Net	413,010	449,365
Trade names
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	62,093	18,606
Finite-lived intangible assets, Accumulated Amortization	(10,503)	(2,360)
Finite-lived intangible assets, Net	51,590	16,246
Backlog
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	29,104	29,216
Finite-lived intangible assets, Accumulated Amortization	(13,051)	(5,905)
Finite-lived intangible assets, Net	$ 16,053	$ 23,311